Offerings - Offering: 1	Feb. 26, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, no par value, issuable pursuant to the Isabella Bank Corporation 2025 Employee Stock Purchase Plan
Amount Registered | shares	200,000
Proposed Maximum Offering Price per Unit | $ / shares	49.82
Maximum Aggregate Offering Price	$ 9,964,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,376.03
Offering Note
(1) This registration statement registers 200,000 shares of common stock, no par value per share, of Isabella Bank Corporation (“common stock”) to be issued from time to time in accordance with the Isabella Bank Corporation 2025 Employee Stock Purchase Plan (as amended and restated and amended to date, the “Plan”). Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the number of shares of common stock registered hereby includes an indeterminate number of shares of common stock that may be issued in connection with share splits, share dividends or similar transactions.

(2) Calculated in accordance with Rules 457(c) and 457(h) under the Securities Act based on the average of the high and low sales prices of shares of common stock as reported on the Nasdaq Capital Market on February 20, 2026 multiplied by 95%, which is the percentage of the price per share applicable to purchases under the Plan.